Fair Value Measurement (Details 5) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Impact of credit adjustments on earnings [Abstract]
Derivatives CVA	$ (665)	$ 5,869	$ (7,561)
Derivatives DVA	41	(548)	789
Structured notes DVA	468	(1,748)	1,211
Trading assets and liabilities average balances [Abstract]
Trading assets - debt and equity instruments	354,441	318,063	384,102
Trading assets - derivative receivables	84,676	110,457	121,417
Trading liabilities - debt and equity instruments	78,159	60,224	78,841
Trading liabilities - derivative payables	$ 65,714	$ 77,901	$ 93,200